LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

The following hereby replaces the last paragraph in the section of the Statement of Additional Information titled “Investment Management and Other Services – Subadvisory Arrangements”:

The subadviser does not receive a fee from the manager. Western Asset receives a fee from the manager of 0.02% of the average daily net assets of each portfolio, calculated daily and payable monthly, for managing the cash and short-term instruments of each portfolio.

The following hereby replaces the paragraph above the list of management fees of the underlying funds and the list of management fees of the underlying funds as it appears in the section of the Statement of Additional Information titled “Investment Management and Other Services – Expenses”:

Each portfolio, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the underlying funds. The management fee of each of the underlying funds in which the portfolios may invest is set forth below as a percentage rate of the underlying fund’s average net assets:

Underlying Fund	Management Fee (%) (from the current prospectus)
Legg Mason Batterymarch U.S. Large Cap Equity Fund	0.75
Legg Mason Capital Management Disciplined Equity Research Fund	0.70
Legg Mason Capital Management Growth Trust, Inc.	0.70
Legg Mason Capital Management Opportunity Trust	0.76
Legg Mason ClearBridge Aggressive Growth Fund	0.72
Legg Mason ClearBridge Appreciation Fund	0.58
Legg Mason ClearBridge Equity Income Builder Fund	0.74
Legg Mason ClearBridge Fundamental All Cap Value Fund	0.73
Legg Mason ClearBridge Large Cap Value Fund	0.54
Legg Mason ClearBridge Large Cap Growth Fund	0.74
Legg Mason Capital Management Special Investment Trust, Inc.	0.70
Legg Mason Capital Management Value Trust, Inc.	0.67
Legg Mason Batterymarch International Equity Trust	0.75
Legg Mason Global Currents International All Cap Opportunity Fund	0.85
Legg Mason ClearBridge Mid Cap Core Fund	0.75
Legg Mason ClearBridge Small Cap Growth Fund	0.75
Legg Mason ClearBridge Small Cap Value Fund	0.75
Legg Mason BW Absolute Return Opportunities Fund	0.65
Legg Mason BW Diversified Large Cap Value Fund	0.75
Legg Mason BW International Opportunities Bond Fund	0.50
Legg Mason Strategic Real Return Fund	0.75
Royce Special Equity Fund	1.00
Royce Total Return Fund	0.97
Royce Value Fund	1.00
Western Asset Core Plus Bond Portfolio	0.40
Western Asset Absolute Return Portfolio	0.75
Western Asset High Yield Portfolio	0.55
Western Asset Inflation Indexed Plus Bond Portfolio	0.20
Legg Mason Batterymarch Emerging Markets Trust	1.00
Legg Mason Esemplia Emerging Markets Equity Fund	0.85

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